Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 33.3%
360 Security Technology Inc., Class A	31,599	$58,933
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	12,800	29,956
AAC Technologies Holdings Inc.	63,500	287,026
ACM Research Shanghai Inc., Class A	2,996	48,424
Advanced Micro-Fabrication Equipment Inc./China, Class A	2,483	76,498
AECC Aero-Engine Control Co. Ltd., Class A	6,600	20,218
AECC Aviation Power Co. Ltd., Class A	15,600	90,501
Agricultural Bank of China Ltd., Class A	396,900	263,657
Agricultural Bank of China Ltd., Class H	2,050,000	1,026,941
Aier Eye Hospital Group Co. Ltd., Class A	38,026	77,500
Air China Ltd., Class A(a)	58,200	66,667
Akeso Inc.(a)(b)	35,000	330,375
Alibaba Group Holding Ltd.	1,203,320	13,141,745
Alibaba Health Information Technology Ltd.(a)	378,000	179,276
Aluminum Corp. of China Ltd., Class A	104,400	109,464
Aluminum Corp. of China Ltd., Class H	252,000	150,627
Amlogic Shanghai Co. Ltd., Class A	2,875	27,498
Anhui Conch Cement Co. Ltd., Class A	13,800	48,975
Anhui Conch Cement Co. Ltd., Class H	100,000	262,110
Anhui Gujing Distillery Co. Ltd., Class A	1,600	42,095
Anhui Gujing Distillery Co. Ltd., Class B	6,625	95,266
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	12,600	61,313
ANTA Sports Products Ltd.	88,200	880,943
Asymchem Laboratories Tianjin Co. Ltd., Class A	20	233
Autohome Inc., ADR	4,921	135,377
Avary Holding Shenzhen Co. Ltd., Class A	12,300	57,181
AviChina Industry & Technology Co. Ltd., Class H	171,000	83,342
Baidu Inc., Class A(a)	170,142	1,806,242
Bank of Beijing Co. Ltd., Class A	104,600	82,679
Bank of Chengdu Co. Ltd., Class A	19,100	42,082
Bank of China Ltd., Class A	151,200	104,633
Bank of China Ltd., Class H	5,292,000	2,467,481
Bank of Communications Co. Ltd., Class A	195,300	197,856
Bank of Communications Co. Ltd., Class H	630,000	456,378
Bank of Hangzhou Co. Ltd., Class A	31,700	62,082
Bank of Jiangsu Co. Ltd., Class A	94,558	118,373
Bank of Nanjing Co. Ltd., Class A	50,500	73,711
Bank of Ningbo Co. Ltd., Class A	31,500	107,680
Bank of Shanghai Co. Ltd., Class A	70,170	79,477
Baoshan Iron & Steel Co. Ltd., Class A	119,700	109,612
BeiGene Ltd.(a)	50,575	844,394
Beijing Enterprises Holdings Ltd.	31,500	99,309
Beijing Enterprises Water Group Ltd.	378,000	103,679
Beijing Kingsoft Office Software Inc., Class A	1,849	75,821
Beijing New Building Materials PLC, Class A	9,300	36,714
Beijing Tong Ren Tang Co. Ltd., Class A	6,400	36,148
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,460	64,976
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	226,800	179,765
Bilibili Inc., Class Z(a)	17,647	338,309
BOC Aviation Ltd.(b)	12,600	97,415
BOE Technology Group Co. Ltd., Class A	171,200	101,917
Bosideng International Holdings Ltd.	274,000	143,071
BYD Co. Ltd., Class A	7,900	301,944
BYD Co. Ltd., Class H	77,500	2,556,336
BYD Electronic International Co. Ltd.	63,000	281,829
C&D International Investment Group Ltd.(c)	64,000	106,074
Security	Shares	Value
China (continued)
Caitong Securities Co. Ltd., Class A	13,580	$15,840
Cambricon Technologies Corp. Ltd., Class A(a)	1,665	130,096
CGN Power Co. Ltd., Class A	63,000	34,054
CGN Power Co. Ltd., Class H(b)	819,000	272,449
Changjiang Securities Co. Ltd., Class A	53,000	51,242
Chaozhou Three-Circle Group Co. Ltd., Class A	12,699	64,244
China CITIC Bank Corp. Ltd., Class H	680,000	434,479
China Coal Energy Co. Ltd., Class H	129,000	153,423
China Communications Services Corp. Ltd., Class H	252,000	132,806
China Construction Bank Corp., Class A	44,200	48,741
China Construction Bank Corp., Class H	7,120,000	5,383,140
China CSSC Holdings Ltd., Class A	18,900	92,451
China Eastern Airlines Corp. Ltd., Class A(a)	108,172	61,054
China Energy Engineering Corp. Ltd., Class A	159,000	51,485
China Everbright Bank Co. Ltd., Class A	241,400	120,198
China Everbright Bank Co. Ltd., Class H	194,000	67,441
China Feihe Ltd.(b)	252,000	186,346
China Galaxy Securities Co. Ltd., Class A	50,400	108,943
China Galaxy Securities Co. Ltd., Class H	242,500	220,393
China Gas Holdings Ltd.	214,200	177,957
China Great Wall Securities Co. Ltd., Class A	44,100	53,292
China Hongqiao Group Ltd.	205,000	301,080
China International Capital Corp. Ltd., Class A	12,700	62,546
China International Capital Corp. Ltd., Class H(b)	100,800	176,480
China Jushi Co. Ltd., Class A	19,700	31,016
China Life Insurance Co. Ltd., Class A	7,900	46,244
China Life Insurance Co. Ltd., Class H	567,000	1,082,753
China Literature Ltd.(a)(b)	25,200	92,305
China Longyuan Power Group Corp. Ltd., Class H	238,000	197,018
China Mengniu Dairy Co. Ltd.	252,000	554,970
China Merchants Bank Co. Ltd., Class A	94,500	476,356
China Merchants Bank Co. Ltd., Class H	283,831	1,300,969
China Merchants Energy Shipping Co. Ltd., Class A	44,300	38,696
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	25,200	41,318
China Merchants Port Holdings Co. Ltd.	126,000	199,820
China Merchants Securities Co. Ltd., Class A	44,170	117,274
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	42,075	68,748
China Minsheng Banking Corp. Ltd., Class A	201,800	110,602
China Minsheng Banking Corp. Ltd., Class H	454,660	177,419
China National Building Material Co. Ltd., Class H	252,000	108,123
China National Chemical Engineering Co. Ltd., Class A	27,800	31,413
China National Nuclear Power Co. Ltd., Class A	88,200	114,880
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	21,600	68,253
China Oilfield Services Ltd., Class H	126,000	109,107
China Overseas Land & Investment Ltd.	284,500	491,580
China Pacific Insurance Group Co. Ltd., Class A	33,900	159,474
China Pacific Insurance Group Co. Ltd., Class H	189,000	598,355
China Petroleum & Chemical Corp., Class A	144,900	127,624
China Petroleum & Chemical Corp., Class H	1,822,600	979,435
China Power International Development Ltd.	315,000	120,135
China Railway Group Ltd., Class A	88,296	78,407
China Railway Group Ltd., Class H	317,000	153,230
China Renewable Energy Investment Ltd.(a)(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	128,000	434,634
China Resources Gas Group Ltd.	69,300	248,730
China Resources Land Ltd.	222,277	664,470
China Resources Microelectronics Ltd., Class A	8,542	59,664
China Resources Mixc Lifestyle Services Ltd.(b)	50,400	191,123
China Resources Pharmaceutical Group Ltd.(b)	127,000	85,864

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Power Holdings Co. Ltd.	126,000	$288,688
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,477	52,914
China Ruyi Holdings Ltd.(a)(c)	400,000	105,695
China Shenhua Energy Co. Ltd., Class A	32,700	180,604
China Shenhua Energy Co. Ltd., Class H	252,000	1,047,861
China Southern Airlines Co. Ltd., Class A(a)	69,900	65,411
China State Construction Engineering Corp. Ltd., Class A	177,940	147,423
China State Construction International Holdings Ltd.	126,000	175,924
China Taiping Insurance Holdings Co. Ltd.	114,300	181,382
China Three Gorges Renewables Group Co. Ltd., Class A	144,900	91,347
China Tourism Group Duty Free Corp. Ltd., Class A	6,300	60,907
China Tower Corp. Ltd., Class H(b)	3,402,000	447,652
China United Network Communications Ltd., Class A	126,000	89,814
China Vanke Co. Ltd., Class A(a)	59,800	71,370
China Vanke Co. Ltd., Class H(a)(c)	151,200	125,768
China Yangtze Power Co. Ltd., Class A	113,500	427,596
China Zheshang Bank Co. Ltd., Class A	126,010	50,494
Chongqing Brewery Co. Ltd., Class A	3,199	27,474
Chongqing Changan Automobile Co. Ltd., Class A	43,612	83,596
Chongqing Zhifei Biological Products Co. Ltd., Class A	8,350	34,128
Chow Tai Fook Jewellery Group Ltd.	151,200	139,510
CITIC Ltd.	441,000	492,981
CITIC Securities Co. Ltd., Class A	50,490	214,961
CITIC Securities Co. Ltd., Class H	127,225	362,856
CMOC Group Ltd., Class A	37,800	38,289
CMOC Group Ltd., Class H	318,000	238,286
CNOOC Energy Technology & Services Ltd., Class A	37,800	21,274
Contemporary Amperex Technology Co. Ltd., Class A	18,920	687,782
Cosco Shipping Energy Transportation Co. Ltd., Class A	12,600	21,859
Cosco Shipping Energy Transportation Co. Ltd., Class H	130,000	99,087
Cosco Shipping Holdings Co. Ltd., Class A	51,050	96,099
Cosco Shipping Holdings Co. Ltd., Class H	221,450	310,835
Country Garden Holdings Co. Ltd.(a)(d)	99,000	3,181
CRRC Corp. Ltd., Class A	113,400	124,519
CRRC Corp. Ltd., Class H	321,000	188,070
CSC Financial Co. Ltd., Class A	19,400	73,348
CSPC Innovation Pharmaceutical Co. Ltd., Class A	7,500	29,786
CSPC Pharmaceutical Group Ltd.	631,200	413,030
Daqin Railway Co. Ltd., Class A	94,500	88,939
Dong-E-E-Jiao Co. Ltd., Class A	6,600	53,039
Dongfang Electric Corp. Ltd., Class A	18,900	39,755
Dongxing Securities Co. Ltd., Class A	31,500	49,819
East Money Information Co. Ltd., Class A	69,398	262,171
Ecovacs Robotics Co. Ltd., Class A	3,600	25,616
ENN Energy Holdings Ltd.	56,800	386,048
ENN Natural Gas Co. Ltd., Class A	12,600	31,893
Eve Energy Co. Ltd., Class A	12,300	83,191
Everbright Securities Co. Ltd., Class A	18,900	51,625
Far East Horizon Ltd.	135,000	91,099
Flat Glass Group Co. Ltd., Class A	9,300	32,871
Focus Media Information Technology Co. Ltd., Class A	80,200	76,734
Foshan Haitian Flavouring & Food Co. Ltd., Class A	25,248	158,415
Fosun International Ltd.	191,500	104,141
Founder Securities Co. Ltd., Class A	44,100	52,366
Foxconn Industrial Internet Co. Ltd., Class A	63,200	195,958
Fuyao Glass Industry Group Co. Ltd., Class A	12,700	98,123
Fuyao Glass Industry Group Co. Ltd., Class H(b)	50,400	339,131
Security	Shares	Value
China (continued)
Ganfeng Lithium Group Co. Ltd., Class A	6,320	$36,824
GCL Technology Holdings Ltd.(a)	1,575,000	295,314
GD Power Development Co. Ltd., Class A	89,000	56,199
Geely Automobile Holdings Ltd.	447,000	804,865
GEM Co. Ltd., Class A	46,400	44,405
Genscript Biotech Corp.(a)	102,000	142,317
GF Securities Co. Ltd., Class A	30,200	68,755
Giant Biogene Holding Co. Ltd.(b)	25,200	162,806
GigaDevice Semiconductor Inc., Class A(a)	5,000	59,521
Ginlong Technologies Co. Ltd., Class A	2,800	26,415
GoerTek Inc., Class A	18,900	66,723
Goldwind Science & Technology Co. Ltd., Class A	25,502	39,425
Gotion High-tech Co. Ltd., Class A	9,100	29,251
Great Wall Motor Co. Ltd., Class A	18,900	68,620
Great Wall Motor Co. Ltd., Class H	162,000	262,393
Gree Electric Appliances Inc. of Zhuhai, Class A	12,600	73,428
Guangdong Haid Group Co. Ltd., Class A	9,100	58,503
Guangdong Investment Ltd.	260,000	163,480
Guanghui Energy Co. Ltd., Class A	40,500	40,356
Guangzhou Automobile Group Co. Ltd., Class A	25,500	31,265
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	6,300	25,284
Guangzhou Haige Communications Group Inc. Co., Class A	31,500	55,787
Guangzhou Tinci Materials Technology Co. Ltd., Class A	12,600	43,296
Guosen Securities Co. Ltd., Class A	32,000	50,893
Guotai Junan Securities Co. Ltd., Class A	34,500	90,741
Guoyuan Securities Co. Ltd., Class A	31,740	37,336
H World Group Ltd., ADR	15,246	490,464
Haidilao International Holding Ltd.(b)	126,000	253,876
Haier Smart Home Co. Ltd., Class A	37,800	148,579
Haier Smart Home Co. Ltd., Class A	176,400	593,307
Hainan Airlines Holding Co. Ltd., Class A(a)	157,500	38,246
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	49,200	26,202
Haitian International Holdings Ltd.	63,000	160,734
Haitong Securities Co. Ltd., Class A	62,500	98,829
Haitong Securities Co. Ltd., Class H	159,200	142,205
Hangzhou First Applied Material Co. Ltd., Class A	9,189	22,289
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	11,000	42,256
Hansoh Pharmaceutical Group Co. Ltd.(b)	76,000	189,395
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,856	50,332
Hengan International Group Co. Ltd.	57,500	165,164
Hengli Petrochemical Co. Ltd., Class A	37,900	75,421
Hisense Home Appliances Group Co. Ltd., Class A	6,300	23,623
Hisense Home Appliances Group Co. Ltd., Class H	23,000	65,224
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,400	112,203
HLA Group Corp. Ltd., Class A	18,900	16,002
Hoshine Silicon Industry Co. Ltd., Class A	6,300	51,601
Hua Hong Semiconductor Ltd.(b)	63,000	167,344
Huadian Power International Corp. Ltd., Class A	39,800	29,019
Huadong Medicine Co. Ltd., Class A	12,672	68,507
Hualan Biological Engineering Inc., Class A	12,800	29,888
Huaneng Power International Inc., Class A	51,600	49,741
Huaneng Power International Inc., Class H	284,000	148,130
Huatai Securities Co. Ltd., Class A	50,400	125,645
Huatai Securities Co. Ltd., Class H(b)	90,600	156,701
Huaxia Bank Co. Ltd., Class A	69,300	72,448
Huayu Automotive Systems Co. Ltd., Class A	21,800	51,094
Hunan Valin Steel Co. Ltd., Class A	25,300	15,477

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hundsun Technologies Inc., Class A	8,875	$37,868
Hygon Information Technology Co. Ltd., Class A, NVS	12,674	222,189
IEIT Systems Co. Ltd., Class A	8,800	58,393
Iflytek Co. Ltd., Class A	9,800	69,750
Industrial & Commercial Bank of China Ltd., Class A	296,100	251,550
Industrial & Commercial Bank of China Ltd., Class H	5,166,000	3,045,878
Industrial Bank Co. Ltd., Class A	94,700	236,675
Industrial Securities Co. Ltd., Class A	57,140	50,875
Ingenic Semiconductor Co. Ltd., Class A	3,600	34,572
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	220,500	58,610
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	84,400	55,589
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	31,600	125,198
Inner Mongolia Yitai Coal Co. Ltd., Class B	81,900	180,251
Innovent Biologics Inc.(a)(b)	94,500	471,284
JA Solar Technology Co. Ltd., Class A	13,688	33,030
JCET Group Co. Ltd., Class A	9,800	52,884
JCHX Mining Management Co. Ltd., Class A	6,300	34,153
JD Health International Inc.(a)(b)	81,900	302,107
JD Logistics Inc.(a)(b)	144,900	261,496
JD.com Inc., Class A	185,894	3,474,913
Jiangsu Eastern Shenghong Co. Ltd., Class A	44,100	58,171
Jiangsu Expressway Co. Ltd., Class H	116,000	117,874
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,420	47,176
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	28,576	200,813
Jiangsu King's Luck Brewery JSC Ltd., Class A	6,300	39,263
Jiangsu Yanghe Distillery Co. Ltd., Class A	6,303	74,884
Jiangsu Zhongtian Technology Co. Ltd., Class A	18,900	41,669
Jiangxi Copper Co. Ltd., Class A	19,100	55,843
Jiangxi Copper Co. Ltd., Class H	79,000	127,516
Jinko Solar Co. Ltd., Class A	50,593	61,385
Jointown Pharmaceutical Group Co. Ltd., Class A	32,528	24,160
Juneyao Airlines Co. Ltd., Class A	18,900	37,877
Kanzhun Ltd., ADR	19,530	263,655
KE Holdings Inc., ADR	48,700	917,995
Kingdee International Software Group Co. Ltd.(a)	228,000	258,883
Kingsoft Corp. Ltd.	75,600	307,500
Kuaishou Technology(a)(b)	198,600	1,245,142
Kuang-Chi Technologies Co. Ltd., Class A	6,300	35,065
Kunlun Energy Co. Ltd.	254,000	240,381
Kunlun Tech Co. Ltd., Class A	6,500	41,562
Kweichow Moutai Co. Ltd., Class A	5,318	1,126,384
LB Group Co. Ltd., Class A	19,000	46,950
Legend Biotech Corp., ADR(a)	5,363	225,621
Lenovo Group Ltd.	630,000	745,494
Lens Technology Co. Ltd., Class A	31,600	90,520
Li Auto Inc., Class A(a)	94,648	1,120,959
Li Ning Co. Ltd.	157,500	327,184
Longfor Group Holdings Ltd.(b)(c)	157,500	223,733
LONGi Green Energy Technology Co. Ltd., Class A	31,756	81,263
Luxshare Precision Industry Co. Ltd., Class A	37,841	203,013
Luzhou Laojiao Co. Ltd., Class A	6,300	121,432
Mango Excellent Media Co. Ltd., Class A	6,400	25,611
Maxscend Microelectronics Co. Ltd., Class A	2,820	36,291
Meituan, Class B(a)(b)	365,450	7,708,535
Metallurgical Corp. of China Ltd., Class A	56,700	26,264
Midea Group Co. Ltd.(a)	20,900	186,300
Midea Group Co. Ltd., Class A	16,800	163,286
MINISO Group Holding Ltd.	25,340	126,738
MMG Ltd.(a)	252,000	86,497
Muyuan Foods Co. Ltd., Class A(a)	23,311	131,676
Nanjing Iron & Steel Co. Ltd., Class A	44,100	25,390
Security	Shares	Value
China (continued)
NARI Technology Co. Ltd., Class A	34,293	$117,430
National Silicon Industry Group Co. Ltd., Class A	12,600	37,714
NAURA Technology Group Co. Ltd., Class A	2,200	126,666
NetEase Inc.	145,000	2,524,345
New China Life Insurance Co. Ltd., Class A	12,800	84,236
New China Life Insurance Co. Ltd., Class H	55,200	169,658
New Hope Liuhe Co. Ltd., Class A(a)	25,300	33,397
New Oriental Education & Technology Group Inc.	113,660	669,370
Ninestar Corp., Class A(a)	7,300	27,000
Ningbo Deye Technology Co. Ltd., Class A, NVS	6,080	72,667
Ningbo Orient Wires & Cables Co. Ltd., Class A	6,300	50,362
Ningbo Sanxing Medical Electric Co. Ltd., Class A	6,300	26,929
Ningbo Tuopu Group Co. Ltd., Class A	9,545	69,310
Ningxia Baofeng Energy Group Co. Ltd., Class A	44,200	98,792
NIO Inc., Class A(a)	101,439	452,914
Nongfu Spring Co. Ltd., Class H(b)	151,200	648,568
OFILM Group Co. Ltd., Class A(a)	12,600	23,389
Oppein Home Group Inc., Class A	3,800	37,913
Orient Overseas International Ltd.	9,000	115,396
Orient Securities Co. Ltd., Class A	38,044	57,563
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	113,400	45,292
PDD Holdings Inc., ADR(a)	51,408	4,963,956
People's Insurance Co. Group of China Ltd. (The), Class A	25,500	25,576
People's Insurance Co. Group of China Ltd. (The), Class H	694,000	332,192
PetroChina Co. Ltd., Class A	107,100	118,979
PetroChina Co. Ltd., Class H	1,548,000	1,102,178
Pharmaron Beijing Co. Ltd., Class A	12,600	48,262
PICC Property & Casualty Co. Ltd., Class H	504,740	766,350
Ping An Bank Co. Ltd., Class A	88,536	139,594
Ping An Insurance Group Co. of China Ltd., Class A	50,600	374,654
Ping An Insurance Group Co. of China Ltd., Class H	504,000	2,931,155
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	12,600	18,095
Poly Developments and Holdings Group Co. Ltd., Class A	54,200	77,118
Pop Mart International Group Ltd.(b)	37,800	438,794
Postal Savings Bank of China Co. Ltd., Class A	126,000	92,474
Postal Savings Bank of China Co. Ltd., Class H(b)	590,000	336,018
Power Construction Corp. of China Ltd., Class A	88,600	68,323
Qifu Technology Inc.	8,694	331,328
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	31,500	78,004
Range Intelligent Computing Technology Group Co. Ltd., Class A	12,600	58,054
Rongsheng Petrochemical Co. Ltd., Class A	50,528	66,856
SAIC Motor Corp. Ltd., Class A	31,522	76,711
Sanan Optoelectronics Co. Ltd., Class A	25,200	45,088
Sany Heavy Industry Co. Ltd., Class A	38,000	91,980
Satellite Chemical Co. Ltd., Class A	18,912	47,028
SDIC Capital Co. Ltd., Class A	50,400	53,873
SDIC Power Holdings Co. Ltd., Class A	37,800	79,543
Seres Group Co. Ltd., Class A, NVS(a)	6,300	106,661
SF Holding Co. Ltd., Class A	19,200	109,863
Shaanxi Coal Industry Co. Ltd., Class A	44,273	143,261
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	16,850	17,399
Shandong Gold Mining Co. Ltd., Class A	18,960	64,156
Shandong Gold Mining Co. Ltd., Class H(b)	47,250	83,977
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,700	38,785
Shandong Linglong Tyre Co. Ltd., Class A	12,605	33,407

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shandong Nanshan Aluminum Co. Ltd., Class A	100,800	$55,952
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	202,800	117,301
Shanghai Baosight Software Co. Ltd., Class A	12,648	49,110
Shanghai Baosight Software Co. Ltd., Class B	42,931	71,336
Shanghai Electric Group Co. Ltd., Class A(a)	82,900	97,997
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	12,600	46,443
Shanghai International Airport Co. Ltd., Class A	7,000	33,854
Shanghai M&G Stationery Inc., Class A	6,500	30,001
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	19,200	57,744
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	52,400	87,558
Shanghai Pudong Development Bank Co. Ltd., Class A	138,600	181,902
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,375	31,409
Shanghai RAAS Blood Products Co. Ltd., Class A	44,100	45,936
Shanghai Rural Commercial Bank Co. Ltd., Class A	56,700	65,276
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	3,696	67,235
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,300	24,795
Shanjin International Gold Co. Ltd., Class A	18,900	42,548
Shanxi Coal International Energy Group Co. Ltd., Class A	12,900	21,990
Shanxi Coking Coal Energy Group Co. Ltd., Class A	25,480	28,744
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	18,900	38,248
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,320	178,949
Shennan Circuits Co. Ltd., Class A	2,000	27,425
Shenwan Hongyuan Group Co. Ltd., Class A	113,400	84,175
Shenzhen Energy Group Co. Ltd., Class A	31,920	29,252
Shenzhen Inovance Technology Co. Ltd., Class A	6,750	56,518
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,500	235,278
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	6,300	57,076
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,400	30,785
Shenzhen Transsion Holdings Co. Ltd., Class A	4,496	59,167
Shenzhou International Group Holdings Ltd.	63,000	487,729
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	10,720	25,539
Sichuan Chuantou Energy Co. Ltd., Class A	25,300	57,496
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,700	62,074
Sichuan Road & Bridge Group Co. Ltd., Class A	34,220	35,296
Sino Biopharmaceutical Ltd.	758,250	319,462
Sinoma International Engineering Co., Class A	6,500	9,388
Sinopharm Group Co. Ltd., Class H	100,800	264,227
Sinotruk Hong Kong Ltd.	63,000	174,505
Smoore International Holdings Ltd.(b)	126,000	187,038
SooChow Securities Co. Ltd., Class A	25,436	28,992
Spring Airlines Co. Ltd., Class A	6,445	50,856
Sungrow Power Supply Co. Ltd., Class A	6,760	76,264
Sunny Optical Technology Group Co. Ltd.	56,700	463,142
Sunwoda Electronic Co. Ltd., Class A	13,800	43,866
SUPCON Technology Co. Ltd., Class A	2,391	16,096
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	6,300	22,403
Suzhou Maxwell Technologies Co. Ltd., Class A	80	1,369
TAL Education Group, ADR(a)	30,681	304,662
TBEA Co. Ltd., Class A	25,200	47,419
TCL Technology Group Corp., Class A	113,570	73,644
Security	Shares	Value
China (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	25,275	$36,829
Tencent Holdings Ltd.	481,800	24,881,724
Tencent Music Entertainment Group, ADR	57,361	654,489
Tianqi Lithium Corp., Class A	7,400	39,161
Tingyi Cayman Islands Holding Corp.	126,000	158,397
Tongcheng Travel Holdings Ltd.	101,200	248,796
Tongling Nonferrous Metals Group Co. Ltd., Class A	97,300	44,656
Tongwei Co. Ltd., Class A	19,200	73,001
TravelSky Technology Ltd., Class H	81,000	109,619
Trina Solar Co. Ltd., Class A	12,985	43,865
Trip.com Group Ltd.(a)	44,147	2,869,715
Tsingtao Brewery Co. Ltd., Class A	6,564	66,345
Tsingtao Brewery Co. Ltd., Class H	42,000	262,905
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,359	58,223
Unisplendour Corp. Ltd., Class A	18,980	66,976
Vipshop Holdings Ltd., ADR	27,720	382,813
Wanhua Chemical Group Co. Ltd., Class A	12,600	129,845
Want Want China Holdings Ltd.	315,000	177,339
Weichai Power Co. Ltd., Class A	37,624	69,950
Weichai Power Co. Ltd., Class H	126,200	174,996
Wens Foodstuff Group Co. Ltd., Class A	31,860	76,615
Western Securities Co. Ltd., Class A	29,300	36,485
Will Semiconductor Co. Ltd. Shanghai, Class A	6,330	86,672
Wingtech Technology Co. Ltd., Class A	6,300	35,462
Wuhan Guide Infrared Co. Ltd., Class A	30,105	33,117
Wuliangye Yibin Co. Ltd., Class A	19,400	395,251
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,300	63,561
WuXi AppTec Co. Ltd., Class A	12,804	89,073
WuXi AppTec Co. Ltd., Class H(b)(c)	25,396	154,667
Wuxi Biologics Cayman Inc.(a)(b)	252,000	485,989
XCMG Construction Machinery Co. Ltd., Class A	63,400	70,938
Xiamen C & D Inc., Class A	14,900	20,253
Xiaomi Corp., Class B(a)(b)	1,147,800	4,131,022
Xinjiang Daqo New Energy Co. Ltd., Class A	12,656	50,706
Xinyi Solar Holdings Ltd.	420,000	187,608
XPeng Inc., Class A(a)	94,552	570,278
Yadea Group Holdings Ltd.(b)	126,000	200,322
Yankuang Energy Group Co. Ltd., Class A	1,185	2,397
Yankuang Energy Group Co. Ltd., Class H	252,700	291,294
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,000	14,632
Yealink Network Technology Corp. Ltd., Class A	6,880	36,131
Yifeng Pharmacy Chain Co. Ltd., Class A	8,268	26,811
Yihai Kerry Arawana Holdings Co. Ltd., Class A	7,400	35,108
Yonyou Network Technology Co. Ltd., Class A(a)	18,918	34,625
YTO Express Group Co. Ltd., Class A	18,900	37,762
Yum China Holdings Inc.	28,098	1,307,962
Yunnan Aluminium Co. Ltd., Class A	18,900	35,845
Yunnan Baiyao Group Co. Ltd., Class A	6,380	50,608
Yunnan Energy New Material Co. Ltd., Class A	6,300	32,556
Zangge Mining Co. Ltd., Class A	12,600	50,384
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	122,874
Zhaojin Mining Industry Co. Ltd., Class H(c)	126,000	185,297
Zhejiang China Commodities City Group Co. Ltd., Class A	25,200	49,880
Zhejiang Chint Electrics Co. Ltd., Class A	6,300	19,810
Zhejiang Dahua Technology Co. Ltd., Class A	25,200	57,054
Zhejiang Expressway Co. Ltd., Class H	94,320	62,205
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	14,100	35,549
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,320	19,419
Zhejiang Juhua Co. Ltd., Class A	18,900	58,773

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	35,366	$129,316
Zhejiang NHU Co. Ltd., Class A	19,360	58,235
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	12,600	40,437
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	12,600	34,316
Zhejiang Weiming Environment Protection Co. Ltd., Class A	12,900	36,729
Zhejiang Zheneng Electric Power Co. Ltd., Class A	50,400	37,461
Zheshang Securities Co. Ltd., Class A	25,600	44,975
Zhongji Innolight Co. Ltd., Class A	6,300	111,108
Zhongjin Gold Corp. Ltd., Class A	31,500	54,716
Zhongsheng Group Holdings Ltd.	57,500	114,072
Zhongtai Securities Co. Ltd., Class A	51,000	49,158
Zhuzhou CRRC Times Electric Co. Ltd., Class H	44,300	157,301
Zijin Mining Group Co. Ltd., Class A	100,800	220,055
Zijin Mining Group Co. Ltd., Class H	418,000	810,206
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	35,200	33,972
ZTE Corp., Class A	12,600	54,469
ZTE Corp., Class H	58,560	143,094
ZTO Express Cayman Inc.	31,585	601,929
		154,708,682
India — 24.6%
ABB India Ltd.	4,017	353,676
Adani Enterprises Ltd.	11,151	326,090
Adani Green Energy Ltd.(a)	15,350	241,266
Adani Ports & Special Economic Zone Ltd.	40,260	569,050
Adani Power Ltd.(a)	41,719	274,690
Alkem Laboratories Ltd.	2,520	168,492
Ambuja Cements Ltd.	44,794	282,729
APL Apollo Tubes Ltd.	12,852	231,264
Apollo Hospitals Enterprise Ltd.	7,623	616,914
Ashok Leyland Ltd.	107,982	297,309
Asian Paints Ltd.	26,713	784,749
Astral Ltd.	10,080	213,784
AU Small Finance Bank Ltd.(b)	27,297	189,074
Aurobindo Pharma Ltd.	19,847	297,319
Avenue Supermarts Ltd.(a)(b)	12,222	537,120
Axis Bank Ltd.	166,580	2,246,931
Bajaj Auto Ltd.	5,110	547,212
Bajaj Finance Ltd.	20,333	1,586,362
Bajaj Finserv Ltd.	28,665	537,480
Bajaj Holdings & Investment Ltd.	2,079	257,929
Balkrishna Industries Ltd.	6,004	197,950
Bank of Baroda	78,611	229,879
Bharat Electronics Ltd.	276,255	1,010,643
Bharat Forge Ltd.	19,417	307,005
Bharat Heavy Electricals Ltd.	75,004	224,197
Bharat Petroleum Corp. Ltd.	112,601	391,113
Bharti Airtel Ltd.	190,054	3,669,907
Bosch Ltd.	567	234,843
Britannia Industries Ltd.	8,064	471,672
BSE Ltd.	3,131	173,759
Canara Bank	134,631	163,055
CG Power & Industrial Solutions Ltd.	49,140	426,979
Cholamandalam Investment and Finance Co. Ltd.	31,969	467,974
Cipla Ltd.	38,934	707,941
Coal India Ltd.	138,096	683,086
Colgate-Palmolive India Ltd.	9,828	336,603
Container Corp. of India Ltd.	18,081	177,799
Cummins India Ltd.	10,710	442,517
Dabur India Ltd.	41,179	257,331
Divi's Laboratories Ltd.	9,009	658,643
Security	Shares	Value
India (continued)
Dixon Technologies India Ltd.	2,441	$458,266
DLF Ltd.	56,287	550,128
Dr Reddy's Laboratories Ltd.	43,155	614,901
Eicher Motors Ltd.	10,285	588,908
GAIL India Ltd.	178,192	422,424
GMR Airports Infrastructure Ltd.(a)	174,937	172,877
Godrej Consumer Products Ltd.	30,958	457,528
Godrej Properties Ltd.(a)	9,806	323,272
Grasim Industries Ltd.	20,160	623,127
Havells India Ltd.	18,356	373,852
HCL Technologies Ltd.	71,001	1,557,746
HDFC Asset Management Co. Ltd.(b)	7,056	351,924
HDFC Bank Ltd.	418,934	8,939,944
HDFC Life Insurance Co. Ltd.(b)	72,387	564,779
Hero MotoCorp Ltd.	9,111	514,595
Hindalco Industries Ltd.	100,975	786,486
Hindustan Aeronautics Ltd., NVS	15,057	800,589
Hindustan Petroleum Corp. Ltd.	70,497	320,890
Hindustan Unilever Ltd.	61,678	1,823,840
ICICI Bank Ltd.	387,056	5,955,120
ICICI Lombard General Insurance Co. Ltd.(b)	17,325	382,123
ICICI Prudential Life Insurance Co. Ltd.(b)	26,712	221,562
IDFC First Bank Ltd.(a)	271,316	206,187
Indian Hotels Co. Ltd., Class A	61,425	578,347
Indian Oil Corp. Ltd.	214,730	353,772
Indian Railway Catering & Tourism Corp. Ltd.	17,451	169,133
Indus Towers Ltd.(a)	92,944	385,630
IndusInd Bank Ltd.	21,925	258,962
Info Edge India Ltd.	5,318	520,631
Infosys Ltd.	245,448	5,413,269
InterGlobe Aviation Ltd.(a)(b)	14,169	736,074
ITC Ltd.	225,181	1,273,240
Jindal Stainless Ltd.	23,625	191,507
Jindal Steel & Power Ltd.	26,925	289,887
Jio Financial Services Ltd., NVS(a)	216,631	844,666
JSW Energy Ltd.	30,429	236,450
JSW Steel Ltd.	46,624	534,921
Jubilant Foodworks Ltd.	26,904	205,637
Kalyan Jewellers India Ltd.	28,539	245,398
Kotak Mahindra Bank Ltd.	81,837	1,714,538
Larsen & Toubro Ltd.	50,463	2,229,503
LTIMindtree Ltd.(b)	5,607	410,747
Lupin Ltd.	17,083	415,089
Macrotech Developers Ltd.	21,672	322,191
Mahindra & Mahindra Ltd.	68,544	2,414,573
Mankind Pharma Ltd.(a)	7,560	229,635
Marico Ltd.	37,674	288,069
Maruti Suzuki India Ltd.	9,450	1,241,515
Max Healthcare Institute Ltd.	57,694	670,446
Mphasis Ltd.	7,856	277,769
MRF Ltd.	176	261,318
Muthoot Finance Ltd.	9,261	210,694
Nestle India Ltd., NVS	25,181	666,577
NHPC Ltd., NVS	224,469	217,432
NMDC Ltd.	73,500	201,002
NTPC Ltd.	326,466	1,409,698
Oberoi Realty Ltd.	8,379	199,592
Oil & Natural Gas Corp. Ltd.	234,864	715,663
Oil India Ltd.	36,414	212,091
Oracle Financial Services Software Ltd.	1,638	227,596
Page Industries Ltd.	419	221,691
PB Fintech Ltd.(a)	22,365	503,617

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Persistent Systems Ltd., NVS	8,001	$560,722
Petronet LNG Ltd.	59,472	235,102
Phoenix Mills Ltd. (The)	14,895	292,796
PI Industries Ltd.	5,798	279,418
Pidilite Industries Ltd.	11,655	422,937
Polycab India Ltd.	3,845	332,916
Power Finance Corp. Ltd.	112,330	659,717
Power Grid Corp. of India Ltd.	349,020	1,362,653
Prestige Estates Projects Ltd.	12,920	253,353
Punjab National Bank	164,198	204,825
Rail Vikas Nigam Ltd.	38,934	201,665
REC Ltd.	99,288	627,515
Reliance Industries Ltd.	451,619	6,930,010
Samvardhana Motherson International Ltd.	222,201	429,236
SBI Cards & Payment Services Ltd.	21,651	179,738
SBI Life Insurance Co. Ltd.(b)	33,816	576,932
Shree Cement Ltd.	700	216,427
Shriram Finance Ltd.	21,251	760,596
Siemens Ltd.	6,615	593,815
Solar Industries India Ltd.	2,079	263,647
Sona Blw Precision Forgings Ltd.(b)	31,568	251,635
SRF Ltd.	10,080	270,537
State Bank of India	133,938	1,333,053
Sun Pharmaceutical Industries Ltd.	71,681	1,512,986
Sundaram Finance Ltd.	4,788	225,479
Supreme Industries Ltd.	4,788	263,872
Suzlon Energy Ltd.(a)	716,121	536,751
Tata Communications Ltd.	8,316	173,128
Tata Consultancy Services Ltd.	67,101	3,398,797
Tata Consumer Products Ltd.	45,049	512,386
Tata Elxsi Ltd.	2,587	204,683
Tata Motors Ltd.	150,654	1,408,199
Tata Power Co. Ltd. (The)	108,509	533,717
Tata Steel Ltd.	558,496	958,383
Tech Mahindra Ltd.	39,816	809,006
Thermax Ltd.	2,898	157,803
Titan Co. Ltd.	26,586	1,025,577
Torrent Pharmaceuticals Ltd.	7,187	283,170
Torrent Power Ltd.	12,159	217,876
Trent Ltd.	13,687	1,103,189
Tube Investments of India Ltd.	8,065	343,249
TVS Motor Co. Ltd.	17,957	518,814
UltraTech Cement Ltd.	8,694	1,154,769
Union Bank of India Ltd.	111,141	160,642
United Spirits Ltd.	21,675	393,052
UPL Ltd.	34,463	222,802
Varun Beverages Ltd.	85,365	627,587
Vedanta Ltd.	101,559	546,504
Vodafone Idea Ltd.(a)	1,774,269	176,157
Voltas Ltd.	14,553	286,271
Wipro Ltd.	98,345	674,877
Yes Bank Ltd.(a)	1,090,405	258,159
Zomato Ltd.(a)	488,944	1,627,152
Zydus Lifesciences Ltd.	18,774	215,102
		114,071,358
Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	1,039,500	136,457
Amman Mineral Internasional PT(a)	529,200	300,824
Astra International Tbk PT	1,505,700	485,084
Bank Central Asia Tbk PT	4,013,100	2,532,723
Bank Mandiri Persero Tbk PT	2,816,100	1,094,949
Bank Negara Indonesia Persero Tbk PT	1,150,400	362,048
Security	Shares	Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	5,109,377	$1,376,439
Barito Pacific Tbk PT	2,176,220	117,545
Chandra Asri Pacific Tbk PT	585,900	256,990
Charoen Pokphand Indonesia Tbk PT	554,400	163,398
GoTo Gojek Tokopedia Tbk PT(a)	65,746,800	294,800
Indah Kiat Pulp & Paper Tbk PT	190,600	87,309
Indofood CBP Sukses Makmur Tbk PT	189,100	142,019
Indofood Sukses Makmur Tbk PT	333,900	159,100
Kalbe Farma Tbk PT	1,502,000	142,190
Merdeka Copper Gold Tbk PT(a)	718,266	83,763
Sumber Alfaria Trijaya Tbk PT	1,348,200	242,497
Telkom Indonesia Persero Tbk PT	3,655,600	626,812
Unilever Indonesia Tbk PT	569,000	67,018
United Tractors Tbk PT	107,100	180,919
		8,852,884
Malaysia — 1.8%
AMMB Holdings Bhd	181,100	219,623
Axiata Group Bhd	224,200	118,149
CELCOMDIGI Bhd	239,700	193,164
CIMB Group Holdings Bhd(c)	541,800	1,005,515
Gamuda Bhd	149,400	299,795
Genting Bhd	154,000	129,684
Genting Malaysia Bhd	249,900	121,523
Hong Leong Bank Bhd	51,600	240,202
IHH Healthcare Bhd	150,000	244,994
Inari Amertron Bhd	227,000	141,256
IOI Corp. Bhd	182,900	156,491
Kuala Lumpur Kepong Bhd	37,800	177,651
Malayan Banking Bhd	409,500	939,674
Malaysia Airports Holdings Bhd	63,056	150,370
Maxis Bhd	195,900	153,024
MISC Bhd	85,600	139,618
MR DIY Group M Bhd(b)	226,800	92,518
Nestle Malaysia Bhd	6,400	139,231
Petronas Chemicals Group Bhd	205,200	215,129
Petronas Dagangan Bhd	18,900	83,339
Petronas Gas Bhd	61,400	246,429
PPB Group Bhd	50,480	149,106
Press Metal Aluminium Holdings Bhd	303,000	316,510
Public Bank Bhd	998,850	1,004,941
QL Resources Bhd	133,575	146,518
RHB Bank Bhd	113,562	172,730
SD Guthrie Bhd	166,500	180,559
Sime Darby Bhd	199,000	102,173
Sunway Bhd	170,100	185,923
Telekom Malaysia Bhd	94,800	135,683
Tenaga Nasional Bhd	195,300	600,276
YTL Corp. Bhd	289,800	135,948
YTL Power International Bhd	189,000	144,935
		8,482,681
Philippines — 0.7%
Ayala Corp.	18,620	194,514
Ayala Land Inc.	476,160	232,583
Bank of the Philippine Islands	141,224	309,737
BDO Unibank Inc.	182,934	482,605
International Container Terminal Services Inc.	76,870	485,067
JG Summit Holdings Inc.	192,375	72,439
Jollibee Foods Corp.	35,430	156,032
Manila Electric Co.	19,220	157,012
Metropolitan Bank & Trust Co.	146,162	190,224
PLDT Inc.	5,995	132,916

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
SM Investments Corp.	17,014	$254,164
SM Prime Holdings Inc.	756,150	340,796
Universal Robina Corp.	63,660	85,703
		3,093,792
South Korea — 11.5%
Alteogen Inc.(a)	2,995	605,576
Amorepacific Corp.	2,084	156,598
Celltrion Inc.	11,106	1,495,550
CJ CheilJedang Corp.	609	115,478
Coway Co. Ltd.	4,501	213,294
DB Insurance Co. Ltd.	3,402	266,905
Doosan Bobcat Inc.	4,116	115,285
Doosan Enerbility Co. Ltd.(a)	34,192	522,098
Ecopro BM Co. Ltd.(a)	3,704	361,043
Ecopro Co. Ltd.(a)	7,560	414,428
Ecopro Materials Co. Ltd.(a)	1,260	77,077
Enchem Co. Ltd.(a)	1,008	92,802
GS Holdings Corp.	3,575	107,605
Hana Financial Group Inc.	22,114	991,657
Hanjin Kal Corp.	2,016	116,184
Hankook Tire & Technology Co. Ltd.	5,712	154,817
Hanmi Pharm Co. Ltd.	514	100,731
Hanmi Semiconductor Co. Ltd.	3,528	191,698
Hanwha Aerospace Co. Ltd.	2,332	524,498
Hanwha Ocean Co. Ltd.(a)	6,741	170,269
HD Hyundai Co. Ltd.	3,276	183,227
HD Hyundai Electric Co. Ltd.	1,736	441,092
HD Hyundai Heavy Industries Co. Ltd.(a)	1,703	269,790
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,214	473,390
HLB Inc.(a)	8,974	465,652
HMM Co. Ltd.	19,341	249,225
HYBE Co. Ltd.	1,638	229,488
Hyundai Glovis Co. Ltd.	2,773	245,180
Hyundai Mobis Co. Ltd.	4,473	770,265
Hyundai Motor Co.	10,143	1,598,680
Hyundai Rotem Co. Ltd.	5,418	197,787
Industrial Bank of Korea	20,790	222,120
Kakao Corp.	23,277	670,715
KakaoBank Corp.	12,413	199,484
KB Financial Group Inc.	27,468	1,897,077
Kia Corp.	17,955	1,202,318
Korea Aerospace Industries Ltd.	5,734	240,933
Korea Electric Power Corp.(a)	19,531	339,547
Korea Investment Holdings Co. Ltd.	2,554	137,227
Korea Zinc Co. Ltd.	388	330,249
Korean Air Lines Co. Ltd.	13,886	258,947
Krafton Inc.(a)	2,118	476,006
KT&G Corp.	7,639	668,626
Kumho Petrochemical Co. Ltd.	1,311	93,209
L&F Co. Ltd.(a)	1,800	126,941
LG Chem Ltd.	3,467	709,327
LG Corp.	7,213	388,820
LG Display Co. Ltd.(a)	23,499	160,631
LG Electronics Inc.	7,896	510,370
LG Energy Solution Ltd.(a)	3,507	961,352
LG H&H Co. Ltd.	681	152,219
LG Innotek Co. Ltd.	1,071	125,387
LG Uplus Corp.	10,521	87,554
Lotte Chemical Corp.	1,495	69,372
LS Electric Co. Ltd.	1,134	118,152
Meritz Financial Group Inc.	7,119	522,418
Security	Shares	Value
South Korea (continued)
Mirae Asset Securities Co. Ltd.	18,083	$111,306
NAVER Corp.	10,584	1,575,489
NCSoft Corp.	1,027	175,466
Netmarble Corp.(a)(b)	2,363	90,237
NH Investment & Securities Co. Ltd.	9,765	93,604
Orion Corp./Republic of Korea	1,827	134,825
Posco DX Co. Ltd.	4,095	61,989
POSCO Future M Co. Ltd.	2,343	290,714
POSCO Holdings Inc.	5,103	1,041,808
Posco International Corp.	4,037	137,211
Samsung Biologics Co. Ltd.(a)(b)	1,329	933,056
Samsung C&T Corp.	6,552	561,974
Samsung E&A Co. Ltd.(a)	11,562	149,235
Samsung Electro-Mechanics Co. Ltd.	3,972	310,109
Samsung Electronics Co. Ltd.	354,137	13,925,799
Samsung Fire & Marine Insurance Co. Ltd.	2,311	653,822
Samsung Heavy Industries Co. Ltd.(a)	50,432	421,591
Samsung Life Insurance Co. Ltd.	5,863	451,685
Samsung SDI Co. Ltd.	4,158	760,961
Samsung SDS Co. Ltd.	3,087	326,059
Shinhan Financial Group Co. Ltd.	32,508	1,245,612
SK Biopharmaceuticals Co. Ltd.(a)	2,520	187,516
SK Bioscience Co. Ltd.(a)	1,787	60,521
SK Hynix Inc.	40,505	4,729,093
SK Inc.	2,711	266,324
SK Innovation Co. Ltd.(a)	4,788	394,346
SK Square Co. Ltd.(a)	7,353	393,424
SK Telecom Co. Ltd.	3,528	155,314
SKC Co. Ltd.(a)	1,390	99,476
S-Oil Corp.	3,305	136,057
Woori Financial Group Inc.	46,368	556,735
Yuhan Corp.	4,285	355,614
		53,373,342
Taiwan — 23.5%
Accton Technology Corp.	37,000	755,496
Acer Inc.	255,062	298,884
Advantech Co. Ltd.	31,158	324,463
Airtac International Group	9,161	224,150
Alchip Technologies Ltd.	5,000	343,556
ASE Technology Holding Co. Ltd.	252,484	1,199,526
Asia Cement Corp.	189,229	245,443
Asia Vital Components Co. Ltd.	22,000	441,783
Asustek Computer Inc.	53,000	966,833
AUO Corp.	519,200	250,300
Catcher Technology Co. Ltd.	47,000	285,616
Cathay Financial Holding Co. Ltd.	717,888	1,460,447
Chailease Holding Co. Ltd.	126,248	462,898
Chang Hwa Commercial Bank Ltd.	441,526	239,708
Cheng Shin Rubber Industry Co. Ltd.	114,776	179,372
China Airlines Ltd.	189,000	145,678
China Steel Corp.	882,867	577,492
Chunghwa Telecom Co. Ltd.	275,000	1,043,151
Compal Electronics Inc.	315,000	359,296
CTBC Financial Holding Co. Ltd.	1,260,265	1,455,779
Delta Electronics Inc.	146,000	1,730,963
E Ink Holdings Inc.	63,000	551,407
E.Sun Financial Holding Co. Ltd.	1,071,002	893,526
Eclat Textile Co. Ltd.	12,604	207,282
eMemory Technology Inc.	4,000	364,018
Eva Airways Corp.	189,000	242,807
Evergreen Marine Corp. Taiwan Ltd.	73,746	495,454
Far Eastern New Century Corp.	189,460	195,760

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	136,000	$377,453
Feng TAY Enterprise Co. Ltd.	33,391	135,525
First Financial Holding Co. Ltd.	820,306	688,741
Formosa Chemicals & Fibre Corp.	237,950	249,066
Formosa Plastics Corp.	285,400	364,676
Fortune Electric Co. Ltd.	8,800	150,085
Fubon Financial Holding Co. Ltd.	595,806	1,623,564
Gigabyte Technology Co. Ltd.	40,000	337,624
Global Unichip Corp.	6,000	223,278
Globalwafers Co. Ltd.	19,000	241,314
Hon Hai Precision Industry Co. Ltd.	923,845	5,625,924
Hotai Motor Co. Ltd.	21,600	410,677
Hua Nan Financial Holdings Co. Ltd.	661,893	532,198
Innolux Corp.	567,592	266,192
International Games System Co. Ltd.	18,000	536,176
Inventec Corp.	189,980	289,565
Jentech Precision Industrial Co. Ltd.	7,000	300,919
KGI Financial Holding Co. Ltd.	1,260,400	670,667
Largan Precision Co. Ltd.	7,000	528,180
Lite-On Technology Corp.	162,032	522,740
MediaTek Inc.	113,176	4,443,769
Mega Financial Holding Co. Ltd.	862,110	1,057,525
Micro-Star International Co. Ltd.	63,000	333,941
Nan Ya Plastics Corp.	378,090	452,363
Nanya Technology Corp.(a)	128,000	132,940
Nien Made Enterprise Co. Ltd.	12,000	148,800
Novatek Microelectronics Corp.	43,000	645,068
Pegatron Corp.	150,000	438,158
PharmaEssentia Corp.(a)	16,000	287,436
Pou Chen Corp.	190,000	239,577
President Chain Store Corp.	44,000	366,721
Quanta Computer Inc.	201,000	1,827,281
Realtek Semiconductor Corp.	35,140	519,196
Ruentex Development Co. Ltd.	126,242	175,105
Shanghai Commercial & Savings Bank Ltd. (The)	276,981	335,727
Shin Kong Financial Holding Co. Ltd.(a)	1,071,689	382,668
Silergy Corp.	22,000	288,093
SinoPac Financial Holdings Co. Ltd.	882,277	634,236
Synnex Technology International Corp.	126,050	294,905
Taishin Financial Holding Co. Ltd.	882,556	465,965
Taiwan Business Bank	567,980	259,470
Taiwan Cooperative Financial Holding Co. Ltd.	773,387	594,199
Taiwan High Speed Rail Corp.	139,000	121,205
Taiwan Mobile Co. Ltd.	129,000	449,426
Taiwan Semiconductor Manufacturing Co. Ltd.	1,828,004	56,961,601
TCC Group Holdings Co. Ltd.	504,754	521,526
Unimicron Technology Corp.	104,000	482,393
Uni-President Enterprises Corp.	378,650	988,748
United Microelectronics Corp.	836,000	1,134,182
Vanguard International Semiconductor Corp.	67,850	188,379
Voltronic Power Technology Corp.	5,000	284,932
Walsin Lihwa Corp.	270,884	218,405
Wan Hai Lines Ltd.	63,000	162,001
Wistron Corp.	203,000	716,637
Wiwynn Corp.	8,000	482,744
WPG Holdings Ltd.	131,320	286,161
Yageo Corp.	27,404	437,649
Yang Ming Marine Transport Corp.	126,000	285,552
Yuanta Financial Holding Co. Ltd.	774,766	796,175
Zhen Ding Technology Holding Ltd.	64,455	229,306
		109,085,817
Security	Shares	Value
Thailand — 1.8%
Advanced Info Service PCL, NVDR	88,300	$734,763
Airports of Thailand PCL, NVDR	310,900	551,887
Bangkok Dusit Medical Services PCL, NVDR	794,900	585,210
Bangkok Expressway & Metro PCL, NVDR(c)	523,000	111,392
Bumrungrad Hospital PCL, NVDR	38,800	235,860
Central Pattana PCL, NVDR	151,200	265,426
Central Retail Corp. PCL, NVDR(c)	151,474	148,614
Charoen Pokphand Foods PCL, NVDR	296,100	206,848
CP ALL PCL, NVDR	435,000	778,258
CP Axtra PCL	155,179	157,226
Delta Electronics Thailand PCL, NVDR	233,100	1,028,728
Gulf Energy Development PCL, NVDR	211,300	374,351
Home Product Center PCL, NVDR(c)	463,249	127,940
Intouch Holdings PCL, NVDR	75,600	209,842
Kasikornbank PCL, NVDR	46,000	202,105
Krung Thai Bank PCL, NVDR	258,850	151,273
Krungthai Card PCL, NVDR(c)	75,800	103,638
Minor International PCL, NVDR	247,480	193,479
PTT Exploration & Production PCL, NVDR(c)	102,110	380,405
PTT Global Chemical PCL, NVDR(c)	167,200	123,641
PTT Oil & Retail Business PCL, NVDR	241,700	99,554
PTT PCL, NVDR	693,800	653,363
SCB X PCL, NVDR	63,500	211,991
Siam Cement PCL (The), NVDR	56,700	304,409
Thai Oil PCL, NVDR(c)	94,900	104,627
TMBThanachart Bank PCL, NVDR	1,902,600	97,826
True Corp. PCL, NVDR(a)	787,542	255,540
		8,398,196
Total Common Stocks — 99.1% (Cost: $398,028,357)		460,066,752
Preferred Stocks
South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	1,701	192,270
Series 2, Preference Shares, NVS	2,717	313,517
LG Chem Ltd., Preference Shares, NVS	505	69,006
Samsung Electronics Co. Ltd., Preference Shares, NVS	61,425	2,053,123
		2,627,916
Total Preferred Stocks — 0.6% (Cost: $3,300,821)		2,627,916
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	1,330	—
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(a)	4,307	9,430
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)(d)	236,842	—
Total Rights — 0.0% (Cost: $—)		9,430
Total Long-Term Investments — 99.7% (Cost: $401,329,178)		462,704,098

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	1,852,789	$1,853,716
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	5,130,000	5,130,000
Total Short-Term Securities — 1.5% (Cost: $6,981,484)		6,983,716
Total Investments — 101.2% (Cost: $408,310,662)		469,687,814
Liabilities in Excess of Other Assets — (1.2)%		(5,402,986)
Net Assets — 100.0%		$464,284,828

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,861,232	$—	$(1,007,266)(a)	$486	$(736)	$1,853,716	1,852,789	$17,790 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	4,640,000 (a)	—	—	—	5,130,000	5,130,000	59,308	—
				$486	$(736)	$6,983,716		$77,098	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	7	12/20/24	$176	$(4,046)
MSCI Emerging Markets Index	24	12/20/24	1,309	(26,228)
				$(30,274)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Asia ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$20,186,682	$439,876,889	$3,181	$460,066,752
Preferred Stocks	—	2,627,916	—	2,627,916
Rights	—	9,430	—	9,430
Short-Term Securities
Money Market Funds	6,983,716	—	—	6,983,716
	$27,170,398	$442,514,235	$3,181	$469,687,814
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(26,228)	$(4,046)	$—	$(30,274)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares